Annual Total Returns - BLACKROCK LIFEPATH INDEX 2025 FUND (Investor P) [BarChart] - Investor P - BLACKROCK LIFEPATH INDEX 2025 FUND - Investor P Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	12.06%
Annual Return 2013	13.18%
Annual Return 2014	6.07%
Annual Return 2015	(0.67%)
Annual Return 2016	6.55%
Annual Return 2017	14.09%
Annual Return 2018	(5.08%)
Annual Return 2019	18.60%
Annual Return 2020	12.15%